Share-based payment arrangements - WARs (Details) - WARs - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Income (expense) related to the cash-settled call options		$ 14	$ (19)
Income (expense) related to the cash-settled call option		(18)	15
Aggregate fair value of outstanding WARs	$ 26	$ 6
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares)	41.2
Granted (in number of WARs)	10.9
Exercised (in number of WARs)	(8.9)
Forfeited (in number of WARs)	(0.3)
Expired (in number of WARs)	3.0
End of period (in number of shares)	39.9	41.2
Exercisable (in number of WARs)	11.5
Share-based liabilities paid upon exercise of WARs		$ 6	$ 10